Acquisitions and Other - Summary of Fair Value of Net Identifiable Assets Recognized from Acquisition (Details) - CAD ($) $ in Millions	Jul. 01, 2020	Jul. 01, 2019
InfraRed
Disclosure of detailed information about business combination [line items]
Intangible assets	$ 357
Net assets	97
Deferred tax liabilities	(67)
Total identifiable net assets at fair value	387
Financial liability	(129)
Goodwill arising on acquisition	288
Total consideration	546
Contingent consideration	29
InfraRed | Non-contractual customer Relationships
Disclosure of detailed information about business combination [line items]
Goodwill arising on acquisition	$ 288
BentallGreenOak
Disclosure of detailed information about business combination [line items]
Intangible assets		$ 238
Net assets		23
Deferred tax liabilities		(48)
Total identifiable net assets at fair value		213
Non-controlling interest in acquiree recognised at acquisition date		(339)
Goodwill arising on acquisition		537
Total consideration		$ 411